Operating costs and expenses (exclusive of depreciation and amortization)	12 Months Ended
Dec. 31, 2022
Operating costs and expenses (exclusive of depreciation and amortization)
Operating costs and expenses (exclusive of depreciation and amortization)

12.  Operating costs and expenses (exclusive of depreciation and amortization)

	For the year ended
	December 31,
	2022	2021	2020
Personnel expenses	(5,746,836)	(4,183,569)	(2,579,958)
Marketing expenses	(2,410,716)	(2,113,439)	(1,105,247)
Subcontractor and other costs related to provision of services	(494,759)	(430,276)	(194,644)
Office rent and maintenance	(363,068)	(306,116)	(176,672)
Professional services	(537,520)	(470,918)	(335,681)
Insurance services	(133,423)	(169,537)	(181,047)
Hosting and other website maintenance	(104,638)	(81,471)	(46,325)
Other operating expenses	(186,492)	(193,889)	(71,726)
Operating costs and expenses (exclusive of depreciation and amortization)	(9,977,452)	(7,949,215)	(4,691,300)

Contributions to state pension funds recognised within “Personnel expenses” is 559,164 for the year ended December 31, 2022, 602,977 for the year ended December 31, 2021 and 375,977 for the year ended December 31, 2020.